First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES – 1.3%
	Banks – 1.3%
2,755	Wells Fargo & Co., Series L	7.50%	(a)	$3,978,220
	(Cost $3,762,487)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 94.1%
	Banks – 42.0%
$4,950,000	Australia & New Zealand Banking Group Ltd. (b) (c) (d)	6.75%	(a)	5,809,493
1,145,000	Australia & New Zealand Banking Group Ltd. (c) (d) (e)	6.75%	(a)	1,343,812
2,600,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (d)	6.50%	(a)	2,752,964
900,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	986,980
842,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	927,463
1,100,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	1,283,304
3,000,000	Banco Santander S.A. (c) (d) (e)	7.50%	(a)	3,299,778
2,400,000	Bank of America Corp., Series X (d)	6.25%	(a)	2,657,138
3,700,000	Bank of Nova Scotia (The) (d)	4.90%	(a)	3,982,310
1,450,000	Barclays PLC (c) (d)	6.13%	(a)	1,573,290
2,850,000	Barclays PLC (c) (d) (e)	7.88%	(a)	2,998,397
7,250,000	Barclays PLC (c) (d)	8.00%	(a)	8,132,700
700,000	BBVA Bancomer S.A. (b) (c) (d)	5.88%	09/13/34	786,188
2,300,000	BNP Paribas S.A. (b) (c) (d)	6.63%	(a)	2,499,065
4,000,000	BNP Paribas S.A. (b) (c) (d)	7.38%	(a)	4,623,731
1,416,000	Citigroup, Inc. (d)	5.90%	(a)	1,480,116
250,000	Citigroup, Inc. (d)	5.95%	(a)	263,247
3,314,000	Citigroup, Inc., Series P (d)	5.95%	(a)	3,608,117
1,470,000	Citigroup, Inc., Series R, 3 Mo. LIBOR + 4.48% (f)	4.70%	(a)	1,475,671
1,049,000	Citigroup, Inc., Series W (d)	4.00%	(a)	1,066,046
1,900,000	Citizens Financial Group, Inc., Series A, 3 Mo. LIBOR + 3.96% (f)	4.20%	(a)	1,902,375
1,120,000	Citizens Financial Group, Inc., Series F (d)	5.65%	(a)	1,257,200
1,358,000	CoBank ACB, Series I (d)	6.25%	(a)	1,490,405
800,000	Comerica, Inc. (d)	5.63%	(a)	882,000
2,806,000	Credit Agricole S.A. (b) (c) (d)	6.88%	(a)	3,106,088
600,000	Credit Agricole S.A. (b) (c) (d)	7.88%	(a)	677,625
1,000,000	Credit Agricole S.A. (c) (d) (e)	7.88%	(a)	1,129,375
2,400,000	Credit Agricole S.A. (b) (c) (d)	8.13%	(a)	2,906,813
550,000	Danske Bank A.S. (c) (d) (e)	6.13%	(a)	584,084
850,000	Danske Bank A.S. (c) (d) (e)	7.00%	(a)	946,688
800,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	868,000
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	1,204,500
1,450,000	Fifth Third Bancorp, Series L (d)	4.50%	(a)	1,540,625
900,000	HSBC Holdings PLC (c) (d)	4.60%	(a)	914,625
3,070,000	HSBC Holdings PLC (c) (d)	6.38%	(a)	3,357,275
1,050,000	Huntington Bancshares, Inc., Series F (d)	5.63%	(a)	1,238,223
2,200,000	Huntington Bancshares, Inc., Series G (d)	4.45%	(a)	2,356,200
1,950,000	ING Groep N.V. (c) (d)	5.75%	(a)	2,114,941
1,400,000	ING Groep N.V. (c) (d)	6.50%	(a)	1,541,890
820,000	ING Groep N.V. (c) (d) (e)	6.88%	(a)	855,886
1,970,000	Intesa Sanpaolo S.p.A. (b) (c) (d)	7.70%	(a)	2,216,250
1,420,000	JPMorgan Chase & Co., Series R (d)	6.00%	(a)	1,488,494
475,000	JPMorgan Chase & Co., Series Z, 3 Mo. LIBOR + 3.80% (f)	4.01%	(a)	476,038
1,550,000	Lloyds Banking Group PLC (c) (d)	6.75%	(a)	1,727,607
5,638,000	Lloyds Banking Group PLC (c) (d)	7.50%	(a)	6,281,972
2,000,000	M&T Bank Corp., Series G (d)	5.00%	(a)	2,115,000
600,000	Natwest Group PLC (c) (d)	6.00%	(a)	662,250

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,550,000	Natwest Group PLC (c) (d)	8.00%	(a)	$1,823,141
1,000,000	Natwest Group PLC (c) (d)	8.63%	(a)	1,037,220
2,425,000	Nordea Bank Abp (b) (c) (d)	6.63%	(a)	2,766,525
1,000,000	Regions Financial Corp., Series D (d)	5.75%	(a)	1,119,370
200,000	Skandinaviska Enskilda Banken AB (c) (d) (e)	5.63%	(a)	206,300
4,000,000	Societe Generale S.A. (b) (c) (d)	5.38%	(a)	4,169,200
1,316,000	Societe Generale S.A. (b) (c) (d)	7.38%	(a)	1,353,467
2,811,000	Societe Generale S.A. (b) (c) (d)	7.88%	(a)	3,093,871
400,000	Societe Generale S.A. (c) (d) (e)	7.88%	(a)	440,252
2,639,000	Societe Generale S.A. (b) (c) (d)	8.00%	(a)	3,102,478
1,500,000	Standard Chartered PLC (b) (c) (d)	6.00%	(a)	1,633,200
1,000,000	Swedbank AB (c) (d) (e)	6.00%	(a)	1,031,875
1,028,000	Truist Financial Corp., Series P (d)	4.95%	(a)	1,125,660
925,000	Truist Financial Corp., Series Q (d)	5.10%	(a)	1,045,527
3,850,000	UniCredit S.p.A. (c) (d) (e)	8.00%	(a)	4,157,486
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	806,925
3,130,000	Wells Fargo & Co. (d)	3.90%	(a)	3,131,956
				129,436,692
	Capital Markets – 12.9%
4,520,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	4,613,210
500,000	Bank of New York Mellon (The) Corp., Series G (d)	4.70%	(a)	548,755
906,000	Bank of New York Mellon (The) Corp., Series H (d)	3.70%	(a)	934,267
2,440,000	Charles Schwab (The) Corp., Series G (d)	5.38%	(a)	2,710,498
1,600,000	Charles Schwab (The) Corp., Series H (d)	4.00%	(a)	1,656,000
1,400,000	Credit Suisse Group AG (b) (c) (d)	4.50%	(a)	1,389,500
3,370,000	Credit Suisse Group AG (b) (c) (d)	5.25%	(a)	3,572,032
3,300,000	Credit Suisse Group AG (b) (c) (d)	6.38%	(a)	3,678,131
250,000	Credit Suisse Group AG (b) (c) (d)	7.25%	(a)	281,574
314,000	Credit Suisse Group AG (b) (c) (d)	7.50%	(a)	348,958
4,150,000	Credit Suisse Group AG (b) (c) (d)	7.50%	(a)	4,527,567
2,100,000	Goldman Sachs Group (The), Inc., Series M, 3 Mo. LIBOR + 3.92% (f)	4.13%	(a)	2,095,380
3,200,000	Goldman Sachs Group (The), Inc., Series Q (d)	5.50%	(a)	3,523,872
200,000	Goldman Sachs Group (The), Inc., Series R (d)	4.95%	(a)	212,374
1,000,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (f)	3.85%	(a)	998,770
368,000	Morgan Stanley, Series J, 3 Mo. LIBOR + 3.81% (f)	4.05%	(a)	368,202
2,204,000	Morgan Stanley, Series M (d)	5.88%	(a)	2,498,785
2,500,000	UBS Group AG (c) (d) (e)	6.88%	(a)	2,821,875
1,425,000	UBS Group AG (b) (c) (d)	7.00%	(a)	1,564,928
1,000,000	UBS Group AG (c) (d) (e)	7.00%	(a)	1,098,195
313,000	UBS Group AG (c) (d) (e)	7.13%	(a)	321,423
				39,764,296
	Diversified Financial Services – 1.0%
1,250,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	1,262,500
1,050,000	Voya Financial, Inc. (d)	5.65%	05/15/53	1,114,832
755,000	Voya Financial, Inc., Series A (d)	6.13%	(a)	813,513
				3,190,845
	Diversified Telecommunication Services – 1.7%
2,500,000	Koninklijke KPN N.V. (b) (d)	7.00%	03/28/73	2,647,625
2,326,000	Koninklijke KPN N.V. (d) (e)	7.00%	03/28/73	2,463,350
				5,110,975

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities – 4.6%
$830,000	Duke Energy Corp. (d)	4.88%	(a)	$888,100
7,862,000	Emera, Inc., Series 16-A (d)	6.75%	06/15/76	9,192,604
2,600,000	Enel S.p.A. (b) (d)	8.75%	09/24/73	3,042,000
1,000,000	Southern California Edison Co., Series E (d)	6.25%	(a)	1,022,500
				14,145,204
	Energy Equipment & Services – 1.5%
400,000	Transcanada Trust (d)	5.63%	05/20/75	430,000
1,600,000	Transcanada Trust (d)	5.50%	09/15/79	1,762,000
2,050,000	Transcanada Trust, Series 16-A (d)	5.88%	08/15/76	2,282,800
				4,474,800
	Food Products – 3.1%
200,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	201,250
1,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,185,000
6,146,000	Land O’Lakes, Inc. (b)	7.00%	(a)	6,239,142
1,490,000	Land O’Lakes, Inc. (b)	7.25%	(a)	1,525,507
535,000	Land O’Lakes, Inc. (b)	8.00%	(a)	564,425
				9,715,324
	Independent Power & Renewable Electricity Producers – 0.4%
1,100,000	AES Gener S.A. (b) (d)	6.35%	10/07/79	1,197,257
	Insurance – 15.1%
1,500,000	Allianz SE (b) (d)	3.50%	(a)	1,517,820
3,000,000	Asahi Mutual Life Insurance Co. (d) (e)	6.50%	(a)	3,241,948
2,700,000	Asahi Mutual Life Insurance Co. (d) (e)	7.25%	(a)	2,824,874
3,858,000	Assurant, Inc. (d)	7.00%	03/27/48	4,398,120
3,900,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	4,049,303
1,700,000	Assured Guaranty Municipal Holdings, Inc. (d) (e)	6.40%	12/15/66	1,767,733
4,120,000	AXIS Specialty Finance LLC (d)	4.90%	01/15/40	4,314,139
1,332,000	Enstar Finance LLC (d)	5.75%	09/01/40	1,391,993
1,000,000	La Mondiale SAM (d) (e)	5.88%	01/26/47	1,142,240
531,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (f)	2.58%	05/17/66	449,359
4,500,000	Markel Corp. (d)	6.00%	(a)	4,947,210
200,000	MetLife, Inc.	6.40%	12/15/36	257,564
2,900,000	MetLife, Inc. (b)	9.25%	04/08/38	4,397,533
1,350,000	MetLife, Inc., Series G (d)	3.85%	(a)	1,397,250
900,000	Nippon Life Insurance Co (b) (d)	2.75%	01/21/51	893,195
800,000	PartnerRe Finance B LLC (d)	4.50%	10/01/50	844,159
500,000	QBE Capital Funding III Ltd. (b) (d)	7.25%	05/24/41	506,345
2,200,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	2,397,780
1,000,000	QBE Insurance Group Ltd. (b) (d)	7.50%	11/24/43	1,125,000
200,000	QBE Insurance Group Ltd. (d) (e)	7.50%	11/24/43	225,000
2,850,000	QBE Insurance Group Ltd. (d) (e)	6.75%	12/02/44	3,177,821
300,000	QBE Insurance Group Ltd. (d) (e)	5.88%	06/17/46	329,677
1,139,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (f)	2.88%	12/15/65	1,042,185
				46,638,248
	Multi-Utilities – 2.0%
2,848,000	CenterPoint Energy, Inc., Series A (d)	6.13%	(a)	2,993,934
1,054,000	CMS Energy Corp. (d)	3.75%	12/01/50	1,080,350
906,000	NiSource, Inc. (d)	5.65%	(a)	934,313
1,000,000	Sempra Energy (d)	4.88%	(a)	1,080,000
				6,088,597

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels – 6.4%
$949,000	BP Capital Markets PLC (d)	4.88%	(a)	$1,036,593
850,000	Buckeye Partners L.P. (d)	6.38%	01/22/78	664,853
857,000	DCP Midstream L.P., Series A (d)	7.38%	(a)	729,521
1,152,000	DCP Midstream Operating L.P. (b) (d)	5.85%	05/21/43	1,024,468
1,026,000	Enbridge, Inc. (d)	6.25%	03/01/78	1,113,218
7,398,000	Enbridge, Inc., Series 16-A (d)	6.00%	01/15/77	7,923,798
1,700,000	Enbridge, Inc., Series 20-A (d)	5.75%	07/15/80	1,881,195
1,395,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (f)	3.23%	11/01/66	967,084
100,000	Energy Transfer Operating L.P., Series B (d)	6.63%	(a)	85,875
2,200,000	Energy Transfer Operating L.P., Series G (d)	7.13%	(a)	2,072,620
2,715,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	3.00%	06/01/67	2,378,774
				19,877,999
	Trading Companies & Distributors – 2.1%
6,400,000	AerCap Holdings N.V. (d)	5.88%	10/10/79	6,508,000
	Transportation Infrastructure – 1.3%
3,950,000	AerCap Global Aviation Trust (b) (d)	6.50%	06/15/45	4,117,875
	Total Capital Preferred Securities			290,266,112
	(Cost $272,731,252)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 0.5%
	Insurance – 0.5%
1,400,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (b) (h)	7.63%	10/15/25	1,505,000
	(Cost $1,413,108)

Total Investments – 95.9%	295,749,332
(Cost $277,906,847) (i)
Net Other Assets and Liabilities – 4.1%	12,749,433
Net Assets – 100.0%	$308,498,765

(a)	Perpetual maturity.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $102,809,841 or 33.3% of net assets.
(c)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2021, securities noted as such amounted to $110,459,732 or 35.8% of net assets. Of these securities, 3.6% originated in emerging markets, and 96.4% originated in foreign markets.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for April 15, 2021.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,700,858 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $858,373. The net unrealized appreciation was $17,842,485.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$ 3,978,220	$ 3,978,220	$ —	$ —
Capital Preferred Securities*	290,266,112	—	290,266,112	—
Foreign Corporate Bonds and Notes*	1,505,000	—	1,505,000	—
Total Investments	$ 295,749,332	$ 3,978,220	$ 291,771,112	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	01/21/21	$200,000	$100.63	$199,000	$201,250	0.07%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18	1,000,000	118.50	1,104,659	1,185,000	0.38
				$1,303,659	$1,386,250	0.45%